Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0001837493
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40303
Entity Registrant Name	INSPIRA TECHNOLOGIES OXY B.H.N. LTD.
Entity Address, Country	IL
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	2 Ha-Tidhar St
Entity Address, City or Town	Ra’anana
Entity Address, Postal Zip Code	4366504
Entity Common Stock, Shares Outstanding	24,252,096
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	We are filing this Amendment No. 1 (this “Amendment”) to our Annual Report on Form 20-F (the “Original Filing”) for the sole purpose of amending Item 18 of the Original Filing to amend the date of the auditor’s opinion located on page F-2 of this Amendment. For clarity, the audited financial statements as of and for the fiscal years ended December 31, 2024, 2023, and 2022 included in this Amendment No. 1 are unchanged from the audited financial statements included in the Original Filing.In addition, pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, the certifications pursuant to Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 have been re-executed as of the date of, and are re-filed as part of, this Amendment No. 1 as Exhibits 12.1, 12.2, 13.1 and 13.2.Other than expressly set forth herein, this Amendment No. 1 does not, and does not purport to, amend or restate any other information contained in the Original Filing nor does this Amendment No. 1 reflect any events that have occurred after the Original Filing was filed.
Auditor Firm ID	1185
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Inspira Technologies Oxy B.H.N. Ltd. (the “Company”) as of December 31, 2024 and 2023, the related statements of comprehensive loss, changes in shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively, the “Financial Statements”). In our opinion, the Financial Statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Auditor Location	Tel-Aviv, Israel
Auditor Name	Ziv Haft
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Country	IL
Entity Address, Address Line One	2 Ha-Tidhar St.
Entity Address, City or Town	Ra’anana
Entity Address, Postal Zip Code	4366504
Contact Personnel Name	Dagi Ben-Noon
City Area Code	+972
Local Phone Number	4.6230333
Ordinary Shares, no par value
Document Information Line Items
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	IINN
Security Exchange Name	NASDAQ
Warrants to purchase Ordinary Shares
Document Information Line Items
Title of 12(b) Security	Warrants to purchase Ordinary Shares
Trading Symbol	IINNW
Security Exchange Name	NASDAQ